SHARE-BASED COMPENSATION - Share-based compensation for all share options and restricted share units (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Total compensation cost recognized	¥ 20,149	¥ 226,170	¥ 157,384
General and administrative expenses
SHARE-BASED COMPENSATION
Total compensation cost recognized	9,230	113,536	86,992
Selling and marketing expenses
SHARE-BASED COMPENSATION
Total compensation cost recognized	6,899	76,976	50,110
Technology expenses
SHARE-BASED COMPENSATION
Total compensation cost recognized	¥ 4,020	¥ 35,658	¥ 20,282